EQUITY METHOD INVESTMENTS - Balance Sheet Information (Details) - USD ($) $ in Thousands	Nov. 30, 2016	Nov. 30, 2015
OGC
Schedule of Equity Method Investments [Line Items]
Current assets	$ 43,797	$ 42,053
Noncurrent assets	1,330,199	1,333,726
Total assets	1,373,996	1,375,779
Current liabilities	22,067	34,996
Noncurrent liabilities	8,396	5,538
Total liabilities	30,463	40,534
OCC
Schedule of Equity Method Investments [Line Items]
Current assets	2,546	6,633
Noncurrent assets	31,195	127,663
Total assets	33,741	134,296
Current liabilities	3,448	6,234
Noncurrent liabilities	13,111	12,545
Total liabilities	$ 16,559	$ 18,779